Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the accompanying balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Note 9—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the accompanying balance sheets date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 18, 2022 and February 23, 2022 two purported stockholders of SVF 3 sent demand letters requesting that SVF 3 provide additional disclosures in an amendment to the registration statement filed in connection with the Symbotic Business Combination. The Company believes that the allegations in the demand letters are meritless and no additional disclosure is required in such registration statement.
On March 23, 2022, the Forward Purchase Investor elected to purchase an additional $50 million of Forward Purchase Shares, for a purchase price of $10.00 per share, subject to and on the terms set out in such election and the Forward Purchase Agreement.